REVENUE - Allowance for Doubtful Accounts (Details) - Allowance for Doubtful Accounts - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
SEC Schedule, 12-09, Valuation and Qualifying Accounts Disclosure [Line Items]
Balance at Beginning of Year	$ 4.0	$ 3.7	$ 4.0
Provision	1.3	0.9	0.1
Charge-Offs	0.5	0.7	0.4
Other	0.1	0.1	0.0
Balance at End of Year	$ 4.9	$ 4.0	$ 3.7